Putnam Global Natural Resources Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Global Natural Resources Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	[1]	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Total annual fund operating expenses		1.24%	1.99%	1.99%	1.74%	1.49%	0.99%
[1]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Global Natural Resources Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	694	946	1,217	1,989
Class B	702	924	1,273	2,123
Class C	302	624	1,073	2,317
Class M	521	879	1,261	2,330
Class R	152	471	813	1,779
Class Y	101	315	547	1,213

Expense Example, No Redemption - Putnam Global Natural Resources Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	202	624	1,073	2,123
Class C	202	624	1,073	2,317